Subsequent Events - Additional Information (Details) ¥ in Thousands, $ in Thousands				12 Months Ended
	Jan. 08, 2021 CNY (¥)	Jan. 08, 2021 USD ($) shares	Dec. 21, 2020 USD ($)	Dec. 31, 2020 CNY (¥) shares	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥) shares	Dec. 31, 2018 CNY (¥)	Dec. 31, 2020 USD ($) shares	Apr. 30, 2018 shares
Subsequent Event [Line Items]
Debt instrument, face amount				¥ 17,953,650		¥ 13,577,850		$ 2,751,517
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs				¥ 4,457,007	$ 683,066	¥ 0	¥ 0
Class A Ordinary Shares
Subsequent Event [Line Items]
Common stock, shares issued				2,900,519,681		2,603,890,438		2,900,519,681
Class A Ordinary Shares | Over-Allotment Option
Subsequent Event [Line Items]
Common stock, shares issued									67,525,675
Subsequent Event | Class A Ordinary Shares | Over-Allotment Option
Subsequent Event [Line Items]
Common stock, shares issued		32,163,292
Subsequent Event | Class A Ordinary Shares | Follow-on Offering | Over-Allotment Option
Subsequent Event [Line Items]
Common stock, shares issued		32,163,292
ADS equivalent		4,594,756
Proceeds from issuance of ordinary shares in the follow-on offering, net of issuance costs	¥ 510,235	$ 78,197
2026 Convertible Senior Notes
Subsequent Event [Line Items]
Debt instrument, face amount | $			$ 800,000					$ 800,000
Net proceeds from issuance of notes			$ 786,000	¥ 5,150,888
2026 Convertible Senior Notes | Subsequent Event
Subsequent Event [Line Items]
Debt instrument, face amount | $		100,000
Net proceeds from issuance of notes	¥ 641,081	$ 98,250